Income Statement - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net operating income	R$ 17,983,654	R$ 16,085,094	R$ 14,608,233
Cost of services	(10,137,637)	(9,086,456)	(8,778,963)
Gross profit	7,846,017	6,998,638	5,829,270
Selling expenses	(803,404)	(693,480)	(686,012)
Allowance for doubtful accounts	(128,099)	(166,727)	(82,681)
Administrative expenses	(1,187,844)	(996,877)	(1,098,990)
Other operating income (expenses), net	(18,748)	28,591	(5,679)
Equity in results of investments in affiliaties	3,701	6,510	5,760
Profit from operations before finance income (expenses) and income tax and social contribution	5,711,623	5,176,655	3,961,668
Financial expenses	(1,173,425)	(807,967)	(688,280)
Financial revenues	372,842	446,302	326,244
Exchange result, net	(233,098)	(902,671)	(96,018)
Financial result, net	(1,033,681)	(1,264,336)	(458,054)
Profit before income tax and social contribution	4,677,942	3,912,319	3,503,614
Income tax and social contribution
Current	(1,155,463)	(852,655)	(882,787)
Deferred	(154,962)	(224,596)	(101,517)
Income tax and social contribution, total	(1,310,425)	(1,077,251)	(984,304)
Profit for the year	R$ 3,367,517	R$ 2,835,068	R$ 2,519,310
Earnings per share - basic and diluted (in reais)	R$ 4.93	R$ 4.15	R$ 3.69